SHORT TERM INVESTMENTS	12 Months Ended
Aug. 31, 2020
Short Term Investment Abstract
SHORT TERM INVESTMENTS [Text Block]

4. SHORT TERM INVESTMENTS

The Company's short-term investments included the following on August 31, 2020 and August 31, 2019:

DESCRIPTION	INTEREST %	AUGUST 31, 2020	AUGUST 31, 2019
GIC - maturing September 16, 2020	0.95%	$10,000	$—
GIC - maturing September 24, 2020	0.95%	$10,000	$—
GIC - maturing December 15, 2020	1.16%	$10,000	$—
GIC - maturing December 23, 2020	1.16%	$10,000	$—
GIC - maturing June 17, 2021	0.93%	$10,000	—
Equity securities in VIVO Cannabis Inc.		128	380
		$50,128	$380

On October 16, 2018, the Company sold its wholly-owned subsidiary, Trauma Healing Centers, Incorporated ("THCI"), in exchange for consideration consisting of common shares in the purchaser (an unaffiliated publicly-traded company), VIVO Cannabis Inc. ("VIVO") (the "VIVO Shares").  The VIVO Shares are carried at fair value through profit or loss. Subsequent to August 31, 2020, all of the VIVO Shares were sold.